Warrants - Assumptions in applying the Black-Scholes model, fair value warrants (Details) - £ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 13, 2017	Jul. 29, 2016
Disclosure of classes of share capital [line items]
Warrants (in shares)	622,318,538
Exercise price (pounds per share)			£ 1.10
Warrants
Disclosure of classes of share capital [line items]
Warrants (in shares)	12,401,262	12,446,370		12,446,370
Exercise price (pounds per share)	£ 1.7238	£ 1.7238		£ 1.7238
Risk-free interest rate	0.42%	0.088%
Expected term to exercise	1 year 9 months 15 days	2 years 5 months 5 days
Annualized volatility	47.35%	73.53%
Dividend rate	0.00%	0.00%